UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment:	[X]; Amendment Number:	1
  This Amendment (Check only one.)  [X] is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Road, Suite 250
		Greenbrae, CA  94904

Form 13F File Number:	028-06786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Compliance Officer
Phone:	415-464-4640

Signature, Place and Date of Signing:

	/s/	Marcia Nakamura	Greenbrae, CA			January 29, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

___	13F 	NOTICE.

___	13F COMBINATION REPORT.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		$373,542 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      367     6533 SH       Sole                     6533
ALLIANCE BERNSTEIN HOLDING LP  COM              01881g106     5799   443350 SH       Sole                   443350
AMERICAN TOWER CORP            COM              029912201     8529   142119 SH       Sole                   131932             10187
APPLE COMPUTER INC             COM              037833100      790     1950 SH       Sole                     1950
BANK OF HAWAII                 COM              062540109      222     5000 SH       Sole                     5000
CATERPILLAR                    COM              149123101      691     7630 SH       Sole                     7630
CHENIERE ENERGY INC            COM              16411R208     2390   275000 SH       Sole                   275000
CHEVRON CORP                   COM              166764100    13516   127030 SH       Sole                   119930              7100
CINTAS CORP                    COM              172908105    13242   380400 SH       Sole                   359000             21400
CROWN CASTLE INTL CORP         COM              228227104    12650   282355 SH       Sole                   274555              7800
DISCOVERY COMMUNICATIONS INC   COM              25470f302    18357   486935 SH       Sole                   486935
DISCOVERY HOLDING COMPANY      COM              25470F104     2651    64705 SH       Sole                    48905             15800
ELECTR FOR IMAGING INC         COM              286082102    11186   784989 SH       Sole                   728689             56300
EXXON MOBIL CORP               COM              30231G102    13950   164585 SH       Sole                   155485              9100
FLUOR CORP                     COM              343412102     6492   129200 SH       Sole                   122600              6600
GENERAL ELEC CO                COM              369604103    13282   741583 SH       Sole                   696583             45000
INTEL CORP                     COM              458140100    13047   538025 SH       Sole                   502125             35900
JOHNSON & JOHNSON              COM              478160104    15846   241632 SH       Sole                   229282             12350
LAMAR ADVERTISING CO-CL A      COM              512815101    20035   728550 SH       Sole                   713750             14800
LIBERTY GLOBAL INC             COM              530555101     9630   234700 SH       Sole                   232000              2700
LIBERTY GLOBAL SERIES C        COM              530555309    12327   311909 SH       Sole                   290109             21800
LIBERTY MEDIA INTERACTIVE A    COM              53071m104    23215  1431706 SH       Sole                  1379203             52503
LPL FINANCIAL HOLDINGS INC     COM              50212V100    20158   660050 SH       Sole                   648550             11500
MAC-GRAY CORP CMN              COM              554153106     6016   436286 SH       Sole                   436286
MAGELLAN MIDSTREAM PARTNERS    COM              559080106    17192   249589 SH       Sole                   249589
MICROSOFT CORP                 COM              594918104      660    25425 SH       Sole                    25425
NATIONAL CINEMEDIA INC         COM              635309107    19895  1604400 SH       Sole                  1544970             54700
NORTHERN TRUST CORP            COM              665859104     8216   207150 SH       Sole                   186450             20700
PROCTER & GAMBLE               COM              742718109     1460    21879 SH       Sole                    21879
SEASPAN CORP                   COM              Y75638109    26395  1929455 SH       Sole                  1863655             65800
SYSCO CORP                     COM              871829107    14038   478613 SH       Sole                   449913             28700
TELEFLEX INC                   COM              879369106     9855   160800 SH       Sole                   149100             11700
TRAILER BRIDGE INC CMN         COM              892782103       34   372283 SH       Sole                   372283
UNITED PARCEL SERVICE          COM              911312106    14653   200200 SH       Sole                   187400             12800
WAL-MART STORES INC            COM              931142103    15961   267078 SH       Sole                   259578              7500
WELLS FARGO & CO NEW           COM              949746101      341    12386 SH       Sole                    12386
ENERGY SELECT SECTOR SPDR      ETF              81369y506      456     6600 SH       Sole                     6600